Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
COMMON STOCK
Stockholders' Equity

10. COMMON STOCK

Common Stock Issued, Net of Issuance Costs

Reverse Stock Split

Immediately following the close of trading on April 22, 2019, the Company effected a one-for-fifty reverse stock split of its common stock. With the reverse stock split, every fifty shares of the Company’s issued and outstanding common stock were combined into one issued and outstanding share of common stock. The reverse stock split reduced the number of shares outstanding from approximately 74.7 million shares to approximately 1.5 million shares. The reverse stock split did not have any effect on the par value of the Company’s common stock. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would have resulted were settled in cash. All share data herein has been retroactively adjusted for the reverse stock split.

Controlled Equity Offering Sales Agreement with Cantor Fitzgerald (“Cantor”)

On April 14, 2017, the Company entered into the ATM Offering with Cantor acting as sales agent. Under the ATM Offering, the Company may from time to time sell shares of its common stock having an aggregate offering amount up to $30.0 million in “at-the-market” offerings, $8.0 million of which shares are registered for sale under a registration statement on Form S‑3, which was declared effective on March 9, 2017. The Company pays Cantor a commission of up to 2.5% of the gross proceeds from the sale of any shares pursuant to the ATM Offering. As of March 31, 2019, the Company had sold 488,685 shares of common stock for net proceeds of $6.1 million under the ATM Offering, of which, 57,205 shares of common stock and net proceeds of $0.4 million was sold in the three months ended March 31, 2019. As a result, the Company had approximately $23.8 million remaining available for future sales under the ATM Offering, but has nil registered for sale as of March 31, 2019.

Common Stock Issued for Acquisition of Alabama Graphite

As discussed in Note 3 above, on April 23, 2018, the Company issued 232,504 shares of common stock in exchange for 100% of the outstanding shares of Alabama Graphite as part of the purchase consideration paid to acquire Alabama Graphite.

8. STOCKHOLDERS’ EQUITY

Common Stock Issued, Net of Issuance Costs

Registered Direct Offering

On June 14, 2018, the Company completed a registered direct offering of securities with Aspire Capital for net proceeds of $2.9 million. The securities consisted of 3,717,773 shares of common stock at a price of $0.34 per share for net proceeds of $1.3 million and 4,968,518 pre-funded common stock warrants at a price of $0.33 per warrant for net proceeds of $1.6 million. The exercise price of the warrants is $0.01 per share and the warrants were exercised on a net basis on August 7, 2018, resulting in the issuance of 4,825,509 shares of common stock. The Company did not incur underwriting discounts or commissions with this offering. The previous Common Stock Purchase Agreement (“CSPA”) with Aspire Capital dated September 25, 2017 was terminated on June 14, 2018 concurrently with the launch of the registered direct offering.

Controlled Equity Offering Sales Agreement with Cantor Fitzgerald (“Cantor”)

On April 14, 2017, the Company entered into the ATM Offering with Cantor acting as sales agent. Under the ATM Offering, the Company may from time to time sell shares of its common stock having an aggregate offering amount up to $30.0 million in “at-the-market” offerings, $8.0 million of which shares are registered for sale under a registration statement on Form S-3, which was declared effective on March 9, 2017. The Company pays Cantor a commission of up to 2.5% of the gross proceeds from the sale of any shares pursuant to the ATM Offering. As of January 31, 2019, the Company had sold 23,573,682 shares of common stock for net proceeds of $5.9 million under the ATM Offering, of which, 20,900,173 shares of common stock and net proceeds of $4.5 million was sold in the year ended December 31, 2018. As a result, the Company had approximately $23.9 million remaining available for future sales under the ATM Offering, of which $3.1 million has been registered for sale.

Common Stock Purchase Agreement (“CSPA”) with Aspire Capital

On September 25, 2017, the Company entered into the CSPA with Aspire Capital to place up to $22.0 million in the aggregate of the Company’s common stock on an ongoing basis when required by the Company over a term of 30 months. As consideration for Aspire Capital entering into the purchase agreement, the Company issued 880,000 shares of its common stock to Aspire Capital.

On September 27, 2017, pursuant to the CSPA and after satisfaction of certain commencement conditions, Aspire Capital made an initial purchase of 1,428,571 shares of common stock for which the Company received net proceeds of $2.0 million. Through its termination on June 14, 2018 in connection with the registered direct offering described above, Aspire Capital purchased an additional 2,725,096 shares of common stock for which the Company received net proceeds of $1.5 million, of which, 2,575,096 shares of common stock and net proceeds of $1.3 million was received in the year ended December 31, 2018.

Common Stock Issued for Acquisition of Alabama Graphite

As discussed in Note 3 above, on April 23, 2018, the Company issued 11,625,210 shares of common stock in exchange for 100% of the outstanding shares of Alabama Graphite as part of the purchase consideration paid to acquire Alabama Graphite.

Common Stock Issued for Purchase of Lithium Properties

On April 18, 2018, the Company issued 200,000 shares of common stock, with a fair value on the date of issuance of $114,000 for an option agreement to purchase a block of unpatented placer mining claims covering an area of approximately 3,000 acres within the Columbus Salt Marsh area of Esmeralda County, Nevada.

Common Stock Issued for Consulting Services

On May 3, 2018, the Company issued 172,727 shares of common stock, with a fair value on the date of issuance of $95,000 for consideration of consulting services that will be provided to the Company over the ensuing twelve months.